Subsequent Events (Details) - $ / shares		3 Months Ended
	Aug. 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Subsequent Events
Dividend declared (in US$ per share)		$ 0.85	$ 0.85	$ 0.8	$ 0.8
O 2025 H2 Dividends
Subsequent Events
Dividend declared (in US$ per share)	$ 0.85
Dividends payable, date to be paid	Aug. 28, 2025
Dividends payable, date of record	Aug. 19, 2025